SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended										3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2023 shares	Jan. 30, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($) $ / shares	Oct. 31, 2021 USD ($) shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	May 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Apr. 25, 2023 shares	Dec. 31, 2022 € / shares shares	Aug. 31, 2022 shares	Jul. 01, 2022 shares
IfrsStatementLineItems [Line Items]
Proceeds from common stock																		$ 182,000		$ 5,892,000		$ 6,857,000
Proceeds from loans and warrants																		$ 3,310,000		$ 32,000
Per shares | (per share)														$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001						€ 1
authorized ordinary shares | shares														500,000,000	500,000,000			500,000,000	500,000,000						500,000,000		500,000,000
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares grant percentage																								15.00%
authorized ordinary shares | shares																								5,082,417
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										8,938,666			15,270,249							1,774,744	1,774,744					2,000,000
Aggregate amount of convertible instruments issued								$ 569,000	$ 828
Proceeds from common stock										$ 1,890,000			$ 4,034,000
Borrowings, interest rate														4.00%	4.00%			4.00%	4.00%						4.00%
Exercise price of share warrants | $ / shares							$ 0.4		$ 0.11		$ 0.7	$ 0.351
Per shares | $ / shares														$ 0	$ 0			$ 0	$ 0
authorized ordinary shares | shares														167,854,581	167,854,581			167,854,581	167,854,581	165,532,264	165,532,264				167,854,581
Security Matters Limited [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate														10.00%	10.00%			10.00%	10.00%						10.00%
Security Matters Limited [Member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date														five years
Warrants to purchase, shares | shares														215,500
Exercise price of share warrants | $ / shares														$ 11.50
Security Matters Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares							0.7												$ 0.03		$ 0.35		$ 0.20
Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares							$ 0.8												$ 0.14		$ 0.70		$ 0.70
Security Matters Limited [Member] | Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date															two years
Security Matters Limited [Member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Description of expected term warrants																		5 years		5 years
Expected dividend as percentage, share options granted																		0.00%		0.00%
Security Matters Limited [Member] | Black scholes pricing model [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate options																		0.11%		0.11%
Expected volatility, share options granted																		64.00%		64.00%
Security Matters Limited [Member] | Black scholes pricing model [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate options																		3.55%		3.55%
Expected volatility, share options granted																		118.00%		118.00%
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares					$ 25,000
Percentage of weighted average price of common stock					96.00%
Proceeds from common stock					$ 3,500,000
Description for common stock received and effectiveness of resgistration					(i) USD 1,500 thousand at the initial closing (was received on March 2023) (ii) USD 2,000 thousand upon effectiveness of a registration statement that was filed on March 2023
Nonadjusting Event [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate						10.00%										10.00%
Description of approach used to determine discount rates																Each investor has the option to decide that Security Matters Limited will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Nonadjusting Event [Member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																five years
Warrants to purchase, shares | shares																243,000
Exercise price of share warrants | $ / shares																$ 11.50
Nonadjusting Event [Member] | Bridge loan agreements [member] | Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Loans maturity date																five years
Warrants to purchase, shares | shares																597,000
Exercise price of share warrants | $ / shares																$ 11.50
Nonadjusting Event [Member] | Bridge loan agreements [member] | Redeemable Warrants [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Per shares | $ / shares						$ 5.00										$ 5.00
Nonadjusting Event [Member] | Bridge loan agreements [member] | Eleven Lenders [Member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants																$ 3,860,000
Nonadjusting Event [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock					97.00%
Nonadjusting Event [Member] | Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																two years
Nonadjusting Event [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		864,000
Risk free interest rate options		3.42%
Expected volatility, share options granted		81.92%
Expected dividend as percentage, share options granted		0.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities																	$ 550,000
Borrowings, interest rate																	10.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Isorad Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						864,000										864,000
Description for equity or other funding convertible						Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter
Payments for proceed from receiving equity or other funding convertible into equity						$ 27,000,000
Percentage of cash on exit fee						1.50%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Isorad Ltd [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate options						3.42%
Expected volatility, share options granted						81.92%
Description of expected term warrants						3 years
Expected dividend as percentage, share options granted						0.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | SMX Public Limited Company [member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares					$ 25,000,000
Percentage of weighted average price of common stock					96.00%
Proceeds from common stock					$ 3,500,000
Description for common stock received and effectiveness of resgistration					(i)
Nonadjusting Event [Member] | Security Matters Limited [Member] | SMX Public Limited Company [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock					97.00%
Nonadjusting Event [Member] | Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			250,000
Aggregate amount of convertible instruments issued			$ 250,000
Loans maturity date			December 31, 2024
Percentage of convertible notes			1500.00%
Conversion price | $ / shares			$ 10
Nonadjusting Event [Member] | Convertible Notes [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued				$ 1,350,000
Nonadjusting Event [Member] | Convertible Notes [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			250,000
Aggregate amount of convertible instruments issued			$ 250,000
Loans maturity date			December 31, 2024
Percentage of convertible notes			15.00%
Nonadjusting Event [Member] | Convertible Notes [Member] | Security Matters Limited [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of value converted				$ 1,350,000
Number of shares converted | shares	1,000,000